Loans and Allowance for Loan Losses - Transactions in Allowance for Loan Losses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Allowance for loan losses:
Beginning balance	$ 22,900	$ 22,572
Provision	379	388
Charge-offs	(960)	(1,104)
Recoveries	412	1,044
Ending balance	22,731	22,900
Ending balance individually evaluated for impairment	316	194
Ending balance collectively evaluated for impairment	22,415	22,706
Loans:
Ending balance	1,696,425	1,471,114
Ending balance individually evaluated for impairment	7,089	8,605
Ending balance collectively evaluated for impairment	1,689,336	1,462,509
Residential 1-4 Family [Member]
Allowance for loan losses:
Beginning balance	5,024	5,582
Provision	(400)	(290)
Charge-offs	(109)	(311)
Recoveries	56	43
Ending balance	4,571	5,024
Ending balance individually evaluated for impairment	196	194
Ending balance collectively evaluated for impairment	4,375	4,830
Loans:
Ending balance	376,872	349,631
Ending balance individually evaluated for impairment	679	1,449
Ending balance collectively evaluated for impairment	376,193	348,182
Multifamily [Member]
Allowance for loan losses:
Beginning balance	619	172
Provision	220	447
Charge-offs	0	0
Recoveries	0	0
Ending balance	839	619
Ending balance individually evaluated for impairment	0	0
Ending balance collectively evaluated for impairment	839	619
Loans:
Ending balance	79,908	49,564
Ending balance individually evaluated for impairment	0	0
Ending balance collectively evaluated for impairment	79,908	49,564
Commercial Real Estate [Member]
Allowance for loan losses:
Beginning balance	9,986	9,578
Provision	(399)	(267)
Charge-offs	(100)	(44)
Recoveries	54	719
Ending balance	9,541	9,986
Ending balance individually evaluated for impairment	120	0
Ending balance collectively evaluated for impairment	9,421	9,986
Loans:
Ending balance	704,807	625,623
Ending balance individually evaluated for impairment	4,689	4,643
Ending balance collectively evaluated for impairment	700,118	620,980
Construction [Member]
Allowance for loan losses:
Beginning balance	5,136	5,578
Provision	283	(455)
Charge-offs	(66)	(26)
Recoveries	34	39
Ending balance	5,387	5,136
Ending balance individually evaluated for impairment	0	0
Ending balance collectively evaluated for impairment	5,387	5,136
Loans:
Ending balance	339,580	275,319
Ending balance individually evaluated for impairment	1,618	1,938
Ending balance collectively evaluated for impairment	337,962	273,381
Farmland [Member]
Allowance for loan losses:
Beginning balance	654	795
Provision	2	(142)
Charge-offs	0	0
Recoveries	2	1
Ending balance	658	654
Ending balance individually evaluated for impairment	0	0
Ending balance collectively evaluated for impairment	658	654
Loans:
Ending balance	37,519	32,114
Ending balance individually evaluated for impairment	103	575
Ending balance collectively evaluated for impairment	37,416	31,539
Second mortgages [Member]
Allowance for loan losses:
Beginning balance	106	61
Provision	2	87
Charge-offs	0	(45)
Recoveries	4	3
Ending balance	112	106
Ending balance individually evaluated for impairment	0	0
Ending balance collectively evaluated for impairment	112	106
Loans:
Ending balance	9,166	7,551
Ending balance individually evaluated for impairment	0	0
Ending balance collectively evaluated for impairment	9,166	7,551
Equity Lines of Credit [Member]
Allowance for loan losses:
Beginning balance	594	304
Provision	66	303
Charge-offs	0	(14)
Recoveries	15	1
Ending balance	675	594
Ending balance individually evaluated for impairment	0	0
Ending balance collectively evaluated for impairment	675	594
Loans:
Ending balance	56,005	46,506
Ending balance individually evaluated for impairment	0	0
Ending balance collectively evaluated for impairment	56,005	46,506
Commercial [Member]
Allowance for loan losses:
Beginning balance	301	176
Provision	81	118
Charge-offs	(11)	0
Recoveries	15	7
Ending balance	386	301
Ending balance individually evaluated for impairment	0	0
Ending balance collectively evaluated for impairment	386	301
Loans:
Ending balance	37,677	30,537
Ending balance individually evaluated for impairment	0	0
Ending balance collectively evaluated for impairment	37,677	30,537
Agricultural, Installment and Other [Member]
Allowance for loan losses:
Beginning balance	480	326
Provision	524	587
Charge-offs	(674)	(664)
Recoveries	232	231
Ending balance	562	480
Ending balance individually evaluated for impairment	0	0
Ending balance collectively evaluated for impairment	562	480
Loans:
Ending balance	54,891	54,269
Ending balance individually evaluated for impairment	0	0
Ending balance collectively evaluated for impairment	54,891	54,269
Receivables Acquired with Deteriorated Credit Quality [Member]
Allowance for loan losses:
Ending balance loans acquired with deteriorated credit quality	0	0
Loans:
Ending balance loans acquired with deteriorated credit quality	0	0
Receivables Acquired with Deteriorated Credit Quality [Member] | Residential 1-4 Family [Member]
Allowance for loan losses:
Ending balance loans acquired with deteriorated credit quality	0	0
Loans:
Ending balance loans acquired with deteriorated credit quality	0	0
Receivables Acquired with Deteriorated Credit Quality [Member] | Multifamily [Member]
Allowance for loan losses:
Ending balance loans acquired with deteriorated credit quality	0	0
Loans:
Ending balance loans acquired with deteriorated credit quality	0	0
Receivables Acquired with Deteriorated Credit Quality [Member] | Commercial Real Estate [Member]
Allowance for loan losses:
Ending balance loans acquired with deteriorated credit quality	0	0
Loans:
Ending balance loans acquired with deteriorated credit quality	0	0
Receivables Acquired with Deteriorated Credit Quality [Member] | Construction [Member]
Allowance for loan losses:
Ending balance loans acquired with deteriorated credit quality	0	0
Loans:
Ending balance loans acquired with deteriorated credit quality	0	0
Receivables Acquired with Deteriorated Credit Quality [Member] | Farmland [Member]
Allowance for loan losses:
Ending balance loans acquired with deteriorated credit quality	0	0
Loans:
Ending balance loans acquired with deteriorated credit quality	0	0
Receivables Acquired with Deteriorated Credit Quality [Member] | Second mortgages [Member]
Allowance for loan losses:
Ending balance loans acquired with deteriorated credit quality	0	0
Loans:
Ending balance loans acquired with deteriorated credit quality	0	0
Receivables Acquired with Deteriorated Credit Quality [Member] | Equity Lines of Credit [Member]
Allowance for loan losses:
Ending balance loans acquired with deteriorated credit quality	0	0
Loans:
Ending balance loans acquired with deteriorated credit quality	0	0
Receivables Acquired with Deteriorated Credit Quality [Member] | Commercial [Member]
Allowance for loan losses:
Ending balance loans acquired with deteriorated credit quality	0	0
Loans:
Ending balance loans acquired with deteriorated credit quality	0	0
Receivables Acquired with Deteriorated Credit Quality [Member] | Agricultural, Installment and Other [Member]
Allowance for loan losses:
Ending balance loans acquired with deteriorated credit quality	0	0
Loans:
Ending balance loans acquired with deteriorated credit quality	$ 0	$ 0